Hyundai Auto Receivables Trust 2009-A
Monthly Servicing Report

Collection Period	December 2009
Distribution Date	01/15/10
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 7, 2009
Closing Date:	September 11, 2009

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,550,268,072.20	98,646	5.28%	53.28
Original Adj. Pool Balance:	$1,516,248,836.66

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$379,000,000.00	24.447%	0.35675%	September 15, 2010
Class A-2 Notes	Fixed	$291,000,000.00	18.771%	1.11000%	February 15, 2012
Class A-3 Notes	Fixed	$388,000,000.00	25.028%	2.03000%	August 15, 2013
Class A-4 Notes	Fixed	$259,600,000.00	16.745%	3.15000%	March 15, 2016
Total Securities		$1,317,600,000.00	84.992%

Overcollateralization		$198,648,836.66	12.814%
YSOA		$34,019,235.54	2.194%
Total Original Pool Balance		$1,550,268,072.20	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$224,117,026.92	0.5913378	$182,926,875.88	0.4826567	$41,190,151.04
Class A-2 Notes	$291,000,000.00	1.0000000	$291,000,000.00	1.0000000	$-
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$259,600,000.00	1.0000000	$259,600,000.00	1.0000000	$-
Total Securities	$1,162,717,026.92	0.8824507	$1,121,526,875.88	0.8511892	$41,190,151.04

Weighted Avg. Coupon (WAC)	5.34%		5.35%
Weighted Avg. Remaining Maturity (WARM)	49.89		48.97
Pool Receivables Balance	$1,408,614,339.98		$1,369,511,232.17
Remaining Number of Receivables	95,957		95,123

Adjusted Pool Balance	$1,378,744,190.72		$1,340,962,283.07

III. COLLECTIONS

Principal:
Principal Collections	$37,667,229.12
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$196,313.64
Total Principal Collections	$37,863,542.76

Interest:
Interest Collections	$6,175,301.78
Late Fees & Other Charges	$95,869.89
Interest on Repurchase Principal	$-
Total Interest Collections	$6,271,171.67

Collection Account Interest	$4,893.78
Reserve Account Interest	$992.51
Servicer Advances	$-

Total Collections	$44,140,600.72

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Hyundai Auto Receivables Trust 2009-A
Monthly Servicing Report

Collection Period	December 2009
Distribution Date	01/15/10
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$44,140,600.72
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$44,140,600.72
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,173,845.28		$1,173,845.28	$1,173,845.28
Collection Account Interest					$4,893.78
Late Fees & Other Charges					$95,869.89
Total due to Servicer					$1,274,608.95

3. Class A Noteholders Interest:
Class A-1 Notes		$68,849.06		$68,849.06
Class A-2 Notes		$269,175.00		$269,175.00
Class A-3 Notes		$656,366.67		$656,366.67
Class A-4 Notes		$681,450.00		$681,450.00

Total interest:		$1,675,840.73		$1,675,840.73	$1,675,840.73

Available Funds Remaining:					$41,190,151.04

4. Principal Distribution Amount:					$41,190,151.04

		Distributable Amount		Paid Amount
Class A-1 Notes				$41,190,151.04
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		75,661,144.87		$41,190,151.04
Total Noteholders Principal				$41,190,151.04

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$29,870,149.26
Beginning Period Amount	$29,870,149.26
Current Period Amortization	$1,321,200.16
Ending Period Required Amount	$28,548,949.10
Ending Period Amount	$28,548,949.10
Next Distribution Date Required Amount	$27,258,850.59

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,581,244.18
Beginning Period Amount	$7,581,244.18
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,581,244.18
Ending Period Amount	$7,581,244.18

VII. OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$216,027,163.80	$219,435,407.19	$253,906,401.02
Overcollateralization as a % of Adjusted Pool	15.67%	16.36%	18.93%

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Hyundai Auto Receivables Trust 2009-A
Monthly Servicing Report

Collection Period	December 2009
Distribution Date	01/15/10
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.44%	93,642	98.29%	$1,346,098,899.37
30 - 60 Days	1.23%	1,170	1.34%	$18,361,986.45
61 - 90 Days	0.27%	253	0.30%	$4,140,189.89
91 + Days	0.06%	58	0.07%	$910,156.46
		95,123		$1,369,511,232.17
Total
Delinquent Receivables 61 + days past due	0.33%	311	0.37%	$5,050,346.35
Delinquent Receivables 61 + days past due	0.31%	294	0.34%	$4,850,838.50
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	220	0.25%	$3,665,103.51
Three-Month Average Delinquency Ratio	0.29%		0.32%

Repossession in Current Period		132		$1,979,680.65
Repossession Inventory		164		$2,908,335.14

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,435,878.69
Recoveries				$(196,313.64)
Net Charge-offs for Current Period				$1,239,565.05

Beginning Pool Balance for Current Period				$1,408,614,339.98

Net Loss Ratio				1.06%
Net Loss Ratio for 1st Preceding Collection Period				0.76%
Net Loss Ratio for 2nd Preceding Collection Period				0.25%
Three-Month Average Net Loss Ratio for Current Period				0.69%

Cumulative Net Losses for All Periods				$2,543,104.07
Cumulative Net Losses as a % of Initial Pool Balance				0.16%

Principal Balance of Extensions				$8,218,036.92
Number of Extensions				516

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